Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents

	2019	2018
Short-term bank deposits	470,073	405,227
Short-term investment	933,882	2,357,823

	1,403,955	2,763,050